Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Segment

The table below presents the changes in goodwill allocated to the Company’s reporting units in each reportable segment.

	Aerospace Systems	Electronic Systems	Communication Systems	NSS	Consolidated Total
	(in millions)
Balance at December 31, 2011	$1,764	$3,750	$992	$966	$7,472

Business acquisitions	—	278	—	—	278
Foreign currency translation(1)	6	18	—	2	26

Balance at December 31, 2012	$1,770	$4,046	$992	$968	$7,776
Business acquisition	—	44	—	—	44
Business disposition	—	(2)	—	—	(2)
Foreign currency translation(1)	(19)	(3)	—	—	(22)

Balance at December 31, 2013	$1,751	$4,085	$992	$968	$7,796

(1)	The changes in goodwill from foreign currency translation adjustments are due to fluctuations in the U.S. dollar and foreign currency exchange rates. The decreases in goodwill presented in Electronic Systems and Aerospace Systems segments during 2013 were primarily due to the strengthening of the U.S. dollar against the Canadian dollar and Australian dollar, partially offset by the weakening of the U.S. dollar against the Euro and British pound. Conversely, the increases in goodwill presented in the Electronic Systems, Aerospace Systems and NSS segments during 2012 were due to the weakening of the U.S dollar against the Euro, Canadian dollar and the British pound

Identifiable Intangible Assets

Information on the Company’s identifiable intangible assets that are subject to amortization is presented in the table below.

	December 31, 2013				December 31, 2012
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)				(in millions)
Customer contractual relationships	19	$466	$253	$213	$460	$225	$235
Technology	11	168	108	60	164	98	66
Other	17	27	15	12	27	14	13

Total	17	$661	$376	$285	$651	$337	$314

Amortization Expense

Amortization expense recorded by the Company for its identifiable intangible assets is presented in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Amortization expense	$39	$47	$54

Estimated Amortization Expense

Based on gross carrying amounts at December 31, 2013, the Company’s estimate of amortization expense for identifiable intangible assets for the years ending December 31, 2014 through 2018 is presented in the table below.

	Year Ending December 31,
	2014	2015	2016	2017	2018
	(in millions)
Estimated amortization expense	$43	$40	$33	$31	$25